Note 3 - Debt	12 Months Ended
Mar. 31, 2016
Notes to Financial Statements
Debt Disclosure [Text Block]
3.	DEBT

On May 8, 2015, the Company entered into a credit arrangement for a $5,000,000 revolving line of credit facility (the “Credit Facility”) with JPMorgan Chase Bank N.A. The Credit Facility expired on April 30, 2016. The Credit Facility contained financial covenants that required the Company to not permit: tangible net worth to be less than $57,000,000, ratio of total liabilities to tangible net worth to be greater than 1.00 to 1.00 and net income for any period of four consecutive fiscal quarters to be less than $1.00. At March 31, 2016, the Company did not have borrowings outstanding under the Credit Facility and was not in violation of any of the foregoing financial covenants.